Discontinued operations - Summary of result from completion of sale transaction (Details) - Total Discontinued operations - HB – Cabotagem (“Cabotagem”) - Hidrovias do Brasil [member] - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Discontinued operations
Total amount of the Cabotagem purchase and sale agreement		R$ 715,378	R$ 715,000
Debt balance in the reference statement of financial position		(520,553)	521,000
Operation sale price		194,825	R$ 195,000
Preliminary adjustments to working capital and net debt		(1,954)
Cost on the investment write-off		(317,635)
Realization of valuation adjustment in subsidiaries		(98,062)
Reversal of impairment	[1]	72,812
Gain on disposal of investments before the effect of cessation of depreciation		(150,014)
Cessation of depreciation		(15,150)
Gain on disposal of investments after the effect of depreciation		(165,164)
Deferred income and social contribution taxes		(24,756)
Gain on disposal of investments, net		R$ (189,920)

[1]	Hidrovias performed the impairment test on the assets and identified a difference between the transaction value and the carrying amount of the assets. Since the acquisition of control in May 2025, it recognized in the statement of income the amount net of income tax of R$ 48,056 related to the impairment, even in the absence of evidence of operational deterioration of the assets. The impairment of the assets was attributed entirely to the goodwill and the remainder was attributed to other Hidrovias assets.